GOODWILL AND OTHER INTANGIBLE ASSETS, Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Roll Forward]
Goodwill	$ 135,216	$ 135,318
Accumulated impairment losses	(8,673)	(8,673)
Net carrying amount	126,543	126,645
Foreign currency translations	(132)	(102)
Acquisitions	9,694
Reporting unit change	0
Goodwill	144,778	135,216
Accumulated impairment losses	(8,673)	(8,673)
Net carrying amount	136,105	126,543
Increase in goodwill	$ 9,600
Percentage change in the fair value	10.00%
Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill	$ 135,216	135,318
Accumulated impairment losses	(8,673)	(8,673)
Net carrying amount	126,543	126,645
Foreign currency translations	(132)	(102)
Acquisitions	9,694
Reporting unit change	(136,105)
Goodwill	0	135,216
Accumulated impairment losses	0	(8,673)
Net carrying amount	0	126,543
Product [Member]
Goodwill [Roll Forward]
Goodwill	0	0
Accumulated impairment losses	0	0
Net carrying amount	0	0
Foreign currency translations	0	0
Acquisitions	0
Reporting unit change	106,497
Goodwill	113,284	0
Accumulated impairment losses	(6,787)	0
Net carrying amount	106,497	0
Professional Services [Member]
Goodwill [Roll Forward]
Goodwill	0	0
Accumulated impairment losses	0	0
Net carrying amount	0	0
Foreign currency translations	0	0
Acquisitions	0
Reporting unit change	19,712
Goodwill	20,968	0
Accumulated impairment losses	(1,256)	0
Net carrying amount	19,712	0
Managed Services [Member]
Goodwill [Roll Forward]
Goodwill	0	0
Accumulated impairment losses	0	0
Net carrying amount	0	0
Foreign currency translations	0	0
Acquisitions	0
Reporting unit change	9,896
Goodwill	10,526	0
Accumulated impairment losses	(630)	0
Net carrying amount	$ 9,896	$ 0